CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating revenues
Interest income related parties – direct financing leases	$ 3,796	$ 9,623	$ 16,362
Interest income other – sales-type, direct financing leases and leaseback assets	56,524	30,055	21,903
Service revenue related parties – direct financing leases	9,855	22,095	35,010
Profit sharing revenues – related parties	5,615	1,779	5,753
Profit sharing revenues – other	0	0	61
Time charter revenues – related parties	51,132	53,258	51,832
Time charter revenues – other	288,019	239,468	186,577
Bareboat charter revenues – related parties	0	0	5,736
Bareboat charter revenues – other	23,490	36,222	34,860
Voyage charter revenues – other	17,617	24,339	21,037
Other operating income	2,801	1,873	1,747
Total operating revenues	458,849	418,712	380,878
Gain/(Loss) on sale of assets and termination of charters, net	0	(2,578)	1,124
Gain/(Loss) on sale of subsidiaries and disposal groups	0	7,613	0
Operating expenses
Vessel operating expenses – related parties	33,092	45,266	57,714
Vessel operating expenses – other	101,342	83,282	74,080
Depreciation	116,381	104,079	88,150
Vessel impairment charge	60,054	64,338	0
Administrative expenses – related parties	1,484	1,072	831
Administrative expenses – other	8,719	8,095	6,601
Total operating expenses	321,072	306,132	227,376
Net operating income	137,777	117,615	154,626
Non-operating income / (expense)
Interest income – related parties, long term loans to associated companies	14,128	14,128	15,265
Interest income – related parties, other	1,642	880	422
Interest income – other	4,294	2,943	3,643
Interest expense – related parties	(0)	(6,378)	(0)
Interest expense – other	(145,058)	(107,508)	(90,414)
Gain/(Loss) on purchase of bonds	1,802	1,146	(2,305)
Dividend income – related parties	2,590	0	3,300
Gain/(Loss) on investments in debt and equity securities	67,701	25,754	(4,410)
Other financial items, net	(12,753)	10,407	(2,684)
Net income before equity in earnings of associated companies	72,123	58,987	77,443
Equity in earnings of associated companies	17,054	14,635	23,766
Net income	$ 89,177	$ 73,622	$ 101,209
Per share information:
Basic earnings per share (in dollars per share)	$ 0.83	$ 0.70	$ 1.06
Weighted average number of shares outstanding, basic (in shares)	107,614	105,898	95,597
Diluted earnings per share (in dollars per share)	$ 0.83	$ 0.69	$ 1.03
Weighted average number of shares outstanding, diluted (in shares)	107,696	107,606	102,900
Cash dividend per share declared and paid (in dollars per share)	$ 1.40	$ 1.40	$ 1.60